SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

22. SUBSEQUENT EVENTS

On April 13, 2023, a total of 50,000 stock options were exercised at $1.76 per option resulting in proceeds of $88,000 to the Company.

On April 14, 2023, 600,000 stock options were issued to a number of directors, officers and employees of the Company. The stock options have an exercise price of $2.12 per common share. The options granted to the employees expire on April 14, 2026 and have a vesting period as follows: 1/3 at April 14, 2023; 1/3 at April 14, 2024; 1/3 at April 14, 2025. The options granted to the directors and officers expire on April 14, 2028 and have a vesting period as follow: 1/3 at April 14, 2023; 1/3 at October 14, 2023; 1/3 at April 14, 2024.

On May 24, 2023, the Company announced that it will conduct a normal course issuer bid (the "Bid") for up to 4,979,349 common shares of the Company over a period of one year (the "Bid Period"). The Bid Period will commence on June 1, 2023, and will continue until the earlier of May 31, 2024, or the date by which the Company has acquired the maximum number of common shares which may be purchased under the Bid.

On June 1, 2023, 250,000 stock options were issued to a director of the Company. The stock options have an exercise price of $2.24 per common share. The options granted to the director expire on June 1, 2028 and have a vesting period as follow: 1/3 at June 1, 2023; 1/3 at December 1, 2023; 1/3 at June 1, 2024.